CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Total attributable to equity holders [Member]	Shareholders Contributions, Total Common Stock [Member]	Shareholders Contributions, Common Stock [Member]	Shareholders Contributions, Inflation Adjustment to Common Stock [Member]	Shareholders Contributions, Treasury Shares, Common Stock [Member] [1]	Shareholders Contributions, Treasury Shares, Inflation Adjustment to Common Stock [Member] [1]	Acquisition Cost of Treasury Shares [Member] [1]	Additional Paid-up Capital [Member]	Retained Earnings, Accumulated Retained Earnings [Member]	Retained Earnings, Legal Reserve [Member]	Retained Earnings, Reserve for Capital Expenditures, Acquisition of Treasury Shares and/or Dividends [Member]	Retained Earnings, Subtotal [Member]	Non-Controlling Interests [Member]
Balance at beginning of period at Dec. 31, 2021	$ 1,592,977,420	$ 1,592,976,755	$ 683,912,097	$ 752,761	$ 737,787,403	$ 41,734	$ 40,903,836	$ (74,082,856)	$ (21,490,781)	$ 276,490,290	$ 72,839,829	$ 559,734,539	$ 909,064,658	$ 665
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(13,824,513)	13,824,513	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	559,734,539	0	(559,734,539)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(822,400,316)	0	822,400,316	0	0
Comprehensive income for the year	219,157,545	219,157,465	0	0	0	0	0	0	0	219,157,465	0	0	219,157,465	80
Balance at end of period at Dec. 31, 2022	1,812,134,965	1,812,134,220	683,912,097	752,761	737,787,403	41,734	40,903,836	(74,082,856)	(21,490,781)	219,157,465	86,664,342	822,400,316	1,128,222,123	745
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(10,957,874)	10,957,874	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	822,400,316	0	(822,400,316)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(1,030,599,907)	0	1,030,599,907	0	0
Comprehensive income for the year	51,213,719	51,212,469	0	0	0	0	0	0	0	51,212,469	0	0	51,212,469	1,250
Balance at end of period at Dec. 31, 2023	1,863,348,684	1,863,346,689	683,912,097	752,761	737,787,403	41,734	40,903,836	(74,082,856)	(21,490,781)	51,212,469	97,622,216	1,030,599,907	1,179,434,592	1,995
Resolutions of the Ordinary and Extraordinary Shareholders' Meeting
Legal Reserve	0	0	0	0	0	0	0	0	0	(2,560,624)	2,560,624	0	0	0
Derecognition of reserves	0	0	0	0	0	0	0	0	0	1,030,599,907	0	(1,030,599,907)	0	0
Reserve for capital expenditures, acquisition of treasury shares and/or dividends	0	0	0	0	0	0	0	0	0	(1,079,251,752)	0	1,079,251,752	0	0
Comprehensive income for the year	370,163,495	370,163,706	0	0	0	0	0	0	0	370,163,706	0	0	370,163,706	(211)
Balance at end of period at Dec. 31, 2024	$ 2,233,512,179	$ 2,233,510,395	$ 683,912,097	$ 752,761	$ 737,787,403	$ 41,734	$ 40,903,836	$ (74,082,856)	$ (21,490,781)	$ 370,163,706	$ 100,182,840	$ 1,079,251,752	$ 1,549,598,298	$ 1,784

[1]	As of December 31, 2024, corresponds to 41,734,225 shares of par value Ps. 1 each, equivalent to 5.25% of the share capital. The acquisition cost of these shares amounted to Ps. 74,082,856.